Investment Securities (Schedule Of Amortized Cost And Fair Value By Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Schedule of Investments [Line Items]
Within 1 year, Amortized Cost	$ 39,997
After 1 year; within 5 years, Amortized Cost	3,702
After 5 years; within 10 years, Amortized Cost	0
After 10 years, Amortized Cost	13,655
Subtotal, Amortized Cost	57,354
Within 1 year, Fair Value	39,996
After 1 year; within 5 years, Fair Value	3,826
After 5 years; within 10 years, Fair Value	0
After 10 years, Fair Value	13,655
Subtotal, Fair Value	57,477
Securities available for sale, Amortized Cost	3,416,283	[1]	2,971,382	[2]
Securities available for sale	3,398,457	[1]	3,061,808	[2]
Government Agency Issued Mbs And Cmo [Member]
Schedule of Investments [Line Items]
Securities available for sale, Amortized Cost	3,132,553
Securities available for sale	3,114,626
Equity And Other Debt Securities [Member]
Schedule of Investments [Line Items]
Securities available for sale, Amortized Cost	226,376	[3]	216,999	[4]
Securities available for sale	$ 226,354	[3]	$ 217,010	[4]

[1]	Includes $3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[3]	Includes restricted investments in FHLB-Cincinnati stock of $128.0 million and FRB stock of $66.0 million. The remainder is money market, venture capital, and cost method investments.
[4]	Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.0 million. The remainder is money market, venture capital, and cost method investments.